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[SECURITY BENEFIT LOGO]

March 28, 2012

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VIII
1940 Act Registration Number: 811-08836
1933 Act Registration Numbers: 033-85592, 333-23723 and 333-93947
CIK: 0000932020
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account VIII, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 27, 2012
American Century Variable Portfolios, Inc.	0000814680	February 23, 2012
Dreyfus Investment Portfolios	0001056707	February 15, 2012
Dreyfus Variable Investment Fund	0000813383	February 14, 2012
Legg Mason Partners Variable Equity Trust	0001176343	February 24, 2012
MFS® Variable Insurance Trust	0000918571	March 5, 2012
Neuberger Berman Advisers Management Trust	0000736913	March 1, 2012
Oppenheimer Variable Account Funds	0000752737	February 24, 2012
PIMCO Variable Insurance Trust	0001047304	March 2, 2012
Royce Capital Fund	0001006387	February 27, 2012
Rydex Variable Trust	0001064046	March 12, 2012
SBL Fund	0000217087	March 12, 2012

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001